Consolidated statements of cash flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement of cash flows [abstract]
Cash and cash equivalents	$ 80,908
Income taxes paid (refund)	$ 13,087